Other Income and Expenses (Tables)	9 Months Ended
Sep. 30, 2021
Other Income and Expenses
Schedule of other operating income

	For the Three months ended September 30		For the Nine months ended September 30
in EUR k	2021	2020	2021	2020
Government grants	572	535	1,749	1,940
Currency gains	139	—	67	—
Others	300	144	837	485
Total other operating income	1,011	679	2,653	2,425

Schedule of other operating expenses

	For the Three months ended September 30		For the Nine months ended September 30
in EUR k	2021	2020	2021	2020
Currency losses	—	23	—	60
Others	—	30	36	131
Total other operating expenses	—	53	36	191